Income Taxes - Schedule of Income Tax Expenses (Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expenses (benefits):
Current		$ 1	$ 17
Deferred
Income tax expense		$ 1	$ 17